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                 HARTFORD LEADERS PLUS (SERIES II AND IIR)
                        SEPARATE ACCOUNT SEVEN
               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           FILE NO. 333-101949



      SUPPLEMENT DATED JULY 12, 2004 TO THE PROSPECTUS DATED MAY 3, 2004


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                 SUPPLEMENT DATED JULY 12, 2004 TO YOUR PROSPECTUS

The following fund expense and footnote information replaces the fund expense and footnote information for the AIM V.I. Dent Demographic Trends Fund in the Annual Fund Operating Expenses table of your prospectus:

---------------    ----------      ------------    --------   ----------------      ----------------   ----------
                                                               Total Annual
                                                                   Fund
                                                                 Operating
                                                                  Expenses
                                        12b-1                    (before                                  Total
                                    Distribution               Contractual Fee      Contractual Fee       Annual
                                       and/or                     Waivers or           Waivers or          Fund
                    Management       Servicing       Other          Expense             Expense          Operating
                       Fees            Fees         Expenses    Reimbursements)       Reimbursements      Expenses
                    ----------      ------------    --------   ----------------      ----------------   ----------
AIM V.I. Dent          0.77%            N/A           0.45%          1.22%                 0.00%           1.22%
Demographic
Trends Fund -
Series I (a)(b)
---------------     ----------      ------------    --------   ----------------      ----------------   ----------

(a) Except as otherwise noted, figures shown in the table are or the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(b) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the Fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4331